Property and Equipment	6 Months Ended
Jun. 30, 2011
Property and Equipment [Abstract]
Property and Equipment
Note 3 - Property and Equipment

Major classes of property and equipment together with their estimated useful lives, consisted of the following:

	Years	June 30, 2011	December 31, 2010
Building and improvements	20	$52,823	$44,558
Machinery and equipment	7-15	3,593,735	3,336,247
Office equipment and furniture	7	137,696	137,696
Automobiles	5	724,013	724,013
		4,508,267	4,242,514
Less accumulated depreciation		(2,858,596)	(2,654,211)
Net property and equipment		$1,649,671	$1,588,303

During the six months ended June 30, 2011, assets of $48,009 were placed in service and reclassed from other assets to property and equipment.

Depreciation expense for the three and six months ended June 30, 2011 and 2010 was $111,236, $97,009, $204,385, and $200,311, respectively.